Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Financial Assets that are Measured at Fair Value	The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Fund	$1,062,222	$—	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - Money Market Fund	$1,048,582	$—	$—